Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 7 – Long-Term Debt

Long-term debt consists of the following as of:

	March 31,	December 31,
	2013	2012

Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants.	$10,476,192	$10,738,096

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013). Loan is collateralized by land and property purchased with the loan.	724,562	738,097

Note payable entered into with a lending institution in order to purchase field equipment. Equipment was sold to a third-party on March 25, 2013.	-	326,964

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	305,000	314,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	194,881	204,941

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	170,951	181,413

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	134,844	137,507

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	57,844	68,476

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	41,715	62,308

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	33,631	35,469

Total	12,139,620	12,807,271
Less current portion	(2,229,883)	(2,236,343)
Long-term debt, net of current portion	$9,909,737	$10,570,928

Aggregate maturities of debt are as follows:

Twelve Months Ending March 31,

2014	$2,229,883
2015	1,872,334
2016	7,351,202
2017	111,500
2018	155,130
Thereafter	419,571
Total	$12,139,620

Revolving Line of Credit

As of March 31, 2013 and December 31, 2012, the outstanding balance on the revolving line of credit with our primary lender was $1,234,447 and $2,151,052, respectively.

Covenant Compliance

At March 31, 2013, the Company did not meet one of the covenants imposed by the loan agreements with PNC Bank, National Association (“PNC”), associated with limits imposed on the aggregate amount of lease expense allowed on an annual basis, which resulted in an event of default under the loan documents. PNC has waived the effect of this event of default and has agreed to modify the debt covenants of the loan agreements for future reporting periods for the covenant which was in default at March 31, 2013. As a result of the waiver, no default was declared. The Company believes that it is in line to meet the modified debt covenant and all other future covenant requirements.

Note 10 – Long-Term Debt

Long-term debt consists of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants. (See Note 8.)	$10,738,096	$-

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012). Loan is collateralized by land and property purchased with the loan.	738,097	678,750

Note payable entered into with a lending institution in order to purchase field equipment, interest at a fixed rate of 6.50%. Term of 48 months, due in monthly installments of $10,294 through December 2015, secured by equipment purchase with the note.	326,964	-

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	314,000	350,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	204,941	242,543

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	$181,413	$221,213

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	137,507	147,631

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	68,476	139,140

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	62,308	226,900

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	35,469	41,890

Notes payable to equipment finance companies, paid in full during 2012.	-	27,753

Term Loan entered into as part of the debt refinancing in June 2010 with an original principal balance of $9.1 million. (Refinanced November 2, 2012; see Note 8.)	-	8,050,472

Notes payable to stockholder. (Converted to equity; see Note 8.)	-	1,477,760

Equipment Loan entered into with an original principal balance of $1,000,000. (Refinanced November 2, 2012; see Note 8.)	-	789,975

Equipment Loan entered into with an original principal balance of $152,303. (Refinanced November 2, 2012; see Note 8.)	-	140,873

Equipment Loan entered into with an original principal balance of $410,642. (Refinanced November 2, 2012; see Note 8.)	-	387,044

Equipment Loan entered into with an original principal balance of $452,795. (Refinanced November 2, 2012; see Note 8.)	-	443,909

Equipment Loan entered into with an original principal balance of $895,632. (Refinanced November 2, 2012; see Note 8.)	-	-

Total	12,807,271	13,365,853
Less current portion	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	$10,570,928	$9,498,195

Aggregate maturities of debt are as follows:

Year Ended December 31,
2013	$2,236,343
2014	1,873,558
2015	7,974,491
2016	128,785
2017	157,394
Thereafter	436,700
Total	$12,807,271

Covenant Compliance

At December 31, 2012, the Company has met all of the financial covenants imposed by the loan agreements pursuant to the PNC agreement executed on November 2, 2012.